Share-Based Payments	12 Months Ended
Jun. 30, 2023
Share-based Payments [Abstract]
Share-based Payments

Note 17. Share-based Payments

a)	Executive share and option plan

The establishment of the Omnibus Incentive Plan (OIP) was approved by shareholders at the 2021 annual general meeting. The plan is designed to provide long-term incentives for executives (including directors) to deliver long-term shareholder returns. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.

Set out below are summaries of all listed and unlisted options, including those issued under OIP:

	2023		2022		2021
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.37	19,873,877	0.31	45,309,478	0.40	42,807,118
Granted during the year	0.12	1,430,000	0.25	500,000	0.28	11,560,000
Exercised during the year	-	-	-	-	0.23	(4,057,640)
Forfeited/lapsed during the year	0.48	(8,424,157)	0.27	(25,935,601)	0.50	(5,000,000)
As at 30 June	0.27	12,879,720	0.37	19,873,877	0.31	45,309,478
Vested and exercisable at 30 June	0.27	12,610,802	0.37	19,538,877	0.31	45,309,478

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2023	30 June 2022	30 June 2021
2012-06-29	2021-11-30		1.944	-	-	14,493
2012-06-29	2022-01-17		1.876	-	-	29,668
2017-06-13 (warrants)	2022-06-13	USD	0.25	-	-	24,493,200
2018-03-15	2023-03-15		0.468	-	7,897,647	7,897,647
2017-06-09 (warrants)	2022-06-08	USD	0.3125	-		198,240
2018-03-15	2023-03-15		0.585	-	526,510	526,510
2019-05-23 (warrants)	2024-05-23	USD	0.125	173,600	173,600	173,600
2019-07-16 (warrants)	2024-07-16	USD	0.125	116,120	116,120	116,120
2018-07-13	2021-07-01		0.500	-	-	1,200,000
2019-11-06	2024-02-10		0.500	-	-	-
2020-10-29	2024-04-14		0.12	8,100,000	8,100,000	8,100,000
2020-07-24 (warrants)	2025-07-21	USD	0.5859	2,560,000	2,560,000	2,560,000
2021-10-26	2025-10-26		0.25	500,000	500,000	-
2022-06-27	2026-06-27		0.12	1,430,000	-	-
Total				12,879,720	19,873,877	45,309,478

Weighted average remaining contractual life of options outstanding at end of period				1.35	1.54	1.58

(i)	Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

No options were granted under OIP during the year ended June 30, 2023.

The model inputs for options granted under OIP during the year ended June 30, 2022 included:

Grant date	Expiry date	Exercise price (A$)	No. of options		Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2021-10-26	2025-10-26	0.25	500,000		0.12	131.70%	0.00%	0.69%	0.0886
2022-06-27	2026-06-27	0.12	1,430,000	*	0.07	128.10%	0.00%	3.31%	0.0530
2022-03-15	2026-06-27	0.12	1,000,000	*	0.07	128.10%	0.00%	3.31%	0.0530
			2,930,000

*	1,430,000 options granted to Mr. Steven Lydeamore on 27 June 2022 and subsequently issued after the reporting period, on 1 July 2022. 1,000,000 options granted to Mr. Paul Brennan on 15 March 2022.

The model inputs for options granted under OIP during the year ended June 30, 2021 included:

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2020-07-24	2025-07-21	0.83	2,560,000	0.50	127.93%	0.00%	0.43%	0.4035
2020-10-29	2024-04-14	0.12	9,000,000	0.25	142.70%	0.00%	0.13%	0.2189
			11,560,000

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

b)	Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2023 A$	2022 A$	2021 A$
Options issued under OIP	104,753	54,930	1,970,100
Shares issued under OIP	-	39,960	-
Performance rights issued under OIP[1]	122,201	-	-
Other share-based payments to KMP[2]	-	-	145,913
	226,954	94,890	2,116,013

[1]

It was agreed that performance bonus for selected employees for the year ended 30 June 2023 would be paid in performance rights rather than cash. Performance rights to be issued to employees are long-term incentives under OIP. However, the performance rights for the current financial year have not been issued as at 30 June 2023.

2.	In fiscal 2021, due to the ongoing crisis of COVID-19, the groups directors decided to forgo cash payments of their director fees and instead receive shares of that value. As at 30 June 2021, shares have been issued to directors for the director fees of $145,913 incurred during the financial year ended 30 June 2021 and $73,088 incurred during the financial year ended 30 June 2020, given the shareholders’ approval at the AGM held on 29 October 2020.